CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUE	$ 157,766	$ 90,011
Cost of sales	129,772	79,348
Gross profit	27,994	10,663
EXPENSES
Research and development	16,812	19,948
Selling and marketing	13,975	13,201
General and administrative	16,930	17,087
TOTAL EXPENSES	47,717	50,236
Loss before amortization of intangible assets other items	(19,723)	(39,573)
Amortization of intangible assets	(1,188)	(1,900)
Accretion expense	(168)	(222)
Interest expense	(1,557)	(1,750)
Warrant issuance expenses	(221)	(662)
Gain on change in estimate	67	2,759
Gain on contract amendment, net		5,702
Gain on sale of fixed assets	18
Fair value adjustment-warrant liability	2,007	3,235
Foreign exchange (loss) gain	846	(1,530)
Loss before income taxes	(19,919)	(33,941)
Income tax expense	717	398
Net Loss	(20,636)	(34,339)
Net (Income) Loss Attributable to Non-Controlling Interest	(884)	97
Net Loss applicable to shareholders	$ (21,520)	$ (34,242)
Net loss per share
Basic (in dollars per share)	$ (0.32)	$ (0.83)
Diluted (in dollars per share)	$ (0.32)	$ (0.83)
Weighted Average Shares Outstanding
Basic (in shares)	68,111,696	41,438,383
Diluted (in shares)	68,111,696	41,438,383